Financial Expenses, Net	12 Months Ended
Dec. 31, 2016
Interest and Debt Expense [Abstract]
Financial Expenses, Net
FINANCIAL EXPENSES, NET

	Year ended December 31,
	2016	2015	2014
Expenses:
Interest on long-term bank debt	$(1,489)	$(2,365)	$(2,828)
Interest on Series A Notes, net	(6,565)	(6,812)	(7,954)
Interest on short-term bank credit and loans	(5,457)	(2,604)	(2,787)
Loss from exchange rate differences, net	(2,224)	(6,341)	(12,516)
Other	(9,495)	(4,144)	(24,098)
	(25,230)	(22,266)	(50,183)
Income:
Interest on cash, cash equivalents and bank deposits	933	850	1,404
Other	555	1,176	1,281
	1,488	2,026	2,685
	$(23,742)	$(20,240)	$(47,498)